Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Segment Reporting [Abstract]
Unadjusted gross profit	$ 71,924	$ 79,022	$ 57,018
Inventory provisions	(849)	(383)	(736)
Other unallocated costs	(3,153)	(2,445)	38
Adjustment of intercompany profit	38	26	30
Gross profit	$ 67,960	$ 76,220	$ 56,350